Business Combinations - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ProQuest
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma revenues, net	$ 2,702,984	$ 2,116,947
Pro forma net loss attributable to the Company's shareholders	$ (175,418)	(545,512)
CPA Global
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma revenues, net		1,708,486	$ 1,498,485
Pro forma net loss attributable to the Company's shareholders		(374,440)	(403,653)
Decision Resources Group
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma revenues, net		1,284,419	1,174,295
Pro forma net loss attributable to the Company's shareholders		$ (335,749)	$ (304,846)